31. COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingent Liabilities
Schedule of off-balance sheet contractual obligations

The following were the Company’s off-balance sheet contractual obligations as at December 31, 2017:

	2018	2019	2020	2021	2022	Thereafter	Total
Operating property leases	$6,190	$3,859	$3,628	$3,768	$3,186	$21,120	$41,751
Capital commitments	51,511	—	—	—	—	—	51,511
Other operating commitments	14,391	10,348	9,596	8,269	3,131	10,444	56,179
	$72,092	$14,207	$13,224	$12,037	$6,317	$31,564	$149,441